LEASE	12 Months Ended
Dec. 31, 2023
LEASE
LEASE

17.LEASE

Operating lease as lessee

The Group enters into operating leases primarily for general office space. The Group’s leases typically have original terms not exceeding 5 years. These leases have remaining lease terms of 1 year to 3 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.

Lease costs are included in general and administrative expenses. Operating lease expenses were RMB51,608, RMB63,667 and RMB61,034 for the years ended December 31, 2021, 2022 and 2023, respectively, including amortization expenses of land use rights of RMB17,270, RMB20,723 and RMB20,724 for the years ended December 31, 2021, 2022 and 2023, respectively. Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 6 for separate disclosures related to land use rights.

Supplemental cash flow information related to leases was as follows:

	Year ended,	Year ended,
	December 31, 2022	December 31, 2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	42,488	40,107
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	56,031	23,959

17.LEASE – continued

Operating lease as lessee – continued

The following table shows ROU (“Right of Use assets”) and lease liabilities as of December 31, 2022 and 2023 (except lease term and discount rate):

	Year ended,	Year ended,
	December 31, 2022	December 31, 2023
	RMB	RMB
Right-of-use assets	55,471	45,393
Operating lease liabilities-current	30,704	29,143
Operating lease liabilities-non current	21,664	11,853

	Year ended,	Year ended,
	December 31, 2022	December 31, 2023
	RMB	RMB
Weighted-average remaining lease term	1.95	1.60
Weighted-average discount rate	4.65%	4.06%

The maturities of operating lease liabilities as of December 31, 2022 and 2023 are as follows:

Year ended,
December 31, 2022
RMB
2023	31,212
2024	19,841
2025	3,306
2026 and thereafter	—
Total undiscounted lease payments	54,359
Imputed interest	(1,991)
Total lease liabilities	52,368

Year ended,
December 31, 2023
RMB
2024	29,671
2025	12,164
2026	353
2027 and thereafter	—
Total undiscounted lease payments	42,188
Imputed interest	(1,192)
Total lease liabilities	40,996